Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Share-Based Compensation [Abstract]
Summary of expense recognized in financial statements
				Convenience translation (Note 2c)
	Year ended December 31,			Year ended December 31,
	2015	2016	2017	2017
	N I S			U.S. dollars

Research and development	588	903	388	$112
Marketing, general and administrative	157	358	131	38

Total share-based compensation	745	1,261	519	$150

Summary of option plan to employees and directors
	2015		2016		2017
	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price

Outstanding at beginning of year	4,035,535	0.68	11,806,503	0.75	12,156,503	0.75
Granted	9,709,503	0.75	450,000	0.75	-
Exercised	-	-	-	-	(37,000)	0.49
Forfeited	(1,938,535)	0.68	(100,000)	0.75	(360,000)	0.81

Outstanding at end of year	11,806,503	0.75	12,156,503	0.75	11,759,503	0.75

Exercisable at end of year	2,412,000	0.77	5,793,501	0.75	8,653,010	0.74

Summary of estimated option pricing model using assumptions
	December 31,
	2015	2016	2017

Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	87-88	82	53
Risk-free interest rate (%)	2-2.3	2.1	1.5
Expected life of share options (years)	10	8.8	7.8
Share price (NIS)	0.75	0.32	0.45